Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 2,893,594	$ 371,770	$ 2,862,287
Less: accumulated depreciation	(1,707,385)	(219,366)	(1,390,275)
Total	1,186,209	152,404	1,472,012
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	36,000	4,625	36,000
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	1,637,120	210,338	1,605,813
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	31,936	4,103	31,936
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 1,188,538	$ 152,704	$ 1,188,538